Investment in equity investees (Tables)	12 Months Ended
Mar. 31, 2016
Investment in equity investees
Investment in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance at April 1, 2014	13,589	4,077	17,666
Additions	12,304	16,518	28,822
Share of results and other comprehensive income (i)	—	(1,148)	(1,148)
Less: disposals and transfers (ii)	(9,818)	(806)	(10,624)
Less: impairment loss	(419)	(438)	(857)
Foreign currency translation adjustments	17	1	18

Balance at March 31, 2015	15,673	18,204	33,877
Additions (iii)	19,764	41,968	61,732
Share of results and other comprehensive income (i)	—	(1,296)	(1,296)
Less: disposals and transfers (ii)	(2,150)	(751)	(2,901)
Less: impairment loss	(902)	—	(902)
Foreign currency translation adjustments	879	72	951

Balance at March 31, 2016	33,264	58,197	91,461

(i)

Share of results and other comprehensive income includes the share of results of the equity investees, the gain arising from the deemed disposal of the equity investees and the amortization of basis differences. The balance excludes the gain arising from fair value adjustments of contingent consideration related to an equity investee and the expenses in connection with the share-based awards relating to ordinary shares of the Company and Ant Financial Services granted to employees of certain equity investees (Note 8(d)).

(ii)

During the year ended March 31, 2015, transfers under the equity method were primarily related to the step acquisitions of OneTouch (Note 4(g)), UCWeb (Note 4(f)), AutoNavi (Note 4(d)), as well as an additional investment in Weibo (Note 4(u)).

During the year ended March 31, 2016, disposals under the cost method were primarily related to the partial disposal of the Company's investment in an equity investee. A gain of approximately US$471 million (RMB3,078 million) arising from such disposal was recognized in interest and investment income, net in the consolidated income statement. Transfers under the equity method were primarily related to the consolidation of Alibaba Health upon which the control was obtained by the Company (Note 4(c)).

(iii)

Additions during the year ended March 31, 2016 included the fair value of the retained noncontrolling investment in Alibaba Pictures which is accounted for as an equity method investee after the deconsolidation (Note 4(e)).